Share-Based Compensation and Other Related Information - Summary of Stock Options Outstanding on Exercise Prices (Detail) pure in Thousands	Dec. 31, 2017 CAD ($) Years	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding	7,295	10,675	14,775
Weighted average exercise price, options outstanding	$ 26.02	$ 28.03	$ 34.53
Weighted average remaining contractual life (years), options outstanding | Years	2.8
Options outstanding and exercisable	5,252	6,061
Weighted average exercise price, options exercisable	$ 27.39	$ 31.24
Weighted average remaining contractual life (years), options exercisable | Years	2.1
C$4.17 - C$4.50 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding	192
Weighted average exercise price, options outstanding	$ 4.32
Weighted average remaining contractual life (years), options outstanding | Years	2.7
Options outstanding and exercisable	192
Weighted average exercise price, options exercisable	$ 4.32
Weighted average remaining contractual life (years), options exercisable | Years	2.7
C$20.27 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option	$ 20.27
Options outstanding	2,106
Weighted average exercise price, options outstanding	$ 20.27
Weighted average remaining contractual life (years), options outstanding | Years	4.9
Options outstanding and exercisable	732
Weighted average exercise price, options exercisable	$ 20.27
Weighted average remaining contractual life (years), options exercisable | Years	4.7
C$26.66 - C$29.63 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding	2,793
Weighted average exercise price, options outstanding	$ 27.49
Weighted average remaining contractual life (years), options outstanding | Years	3.0
Options outstanding and exercisable	2,124
Weighted average exercise price, options exercisable	$ 27.60
Weighted average remaining contractual life (years), options exercisable | Years	2.7
C$29.63 - C$33.48 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding	2,204
Weighted average exercise price, options outstanding	$ 31.55
Weighted average remaining contractual life (years), options outstanding | Years	0.7
Options outstanding and exercisable	2,204
Weighted average exercise price, options exercisable	$ 31.55
Weighted average remaining contractual life (years), options exercisable | Years	0.7
Bottom of range [member] | C$4.17 - C$4.50 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option	$ 4.17
Bottom of range [member] | C$26.66 - C$29.63 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option	26.66
Bottom of range [member] | C$29.63 - C$33.48 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option	29.63
Top of range [member] | C$4.17 - C$4.50 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option	4.50
Top of range [member] | C$26.66 - C$29.63 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option	29.63
Top of range [member] | C$29.63 - C$33.48 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option	$ 33.48